CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired	¥ 10,497,237
Underwriting commissions, discounts and underwriter's lawyer fee	¥ 46,589,365